Schedule of Commercial Loans - Construction Loan Portfolio Summary (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Integer		Dec. 31, 2021 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Gross Amount Outstanding		$ 60,974		$ 50,763
Home Construction Loans [Member]
Financing Receivable, Past Due [Line Items]
Number of States | Integer		21		20
Number of Borrowers | Integer		66		66
Number of Loans | Integer		230		224
Value of Collateral	[1]	$ 104,993		$ 98,935
Commitment Amount		72,526		66,008
Gross Amount Outstanding		$ 52,796		$ 43,106
Loan to Value Ratio	[3]	69.00%	[2]	67.00%
Loan Fee		5.00%		5.00%

[1]	The value is determined by the appraised value.
[2]	Represents the weighted average loan to value ratio of the loans.
[3]	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.